Goodwill (Misc) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Goodwill Disclosure [Abstract]
Accrued Goodwill Contingent Consideration	$ 3,500,000	$ 0
Adjustments To Preliminary Goodwill Fair Value Allocations	$ (21,660,000)	$ 0